Summary of Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Accounting Policies [Abstract]
Cash, FDIC Insured Amount	$ 250,000		$ 250,000
Allowance for doubtful accounts	60,354		$ 57,512
Bad debt expense	0	$ 22,500
Selling and marketing expense	33,238	8,489
stock based compensation expense	$ 28,690	$ 4,503